The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for the funds of Columbia Funds Series Trust, Columbia Funds Series Trust I and Columbia Funds Series Trust II listed below, which was filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 1, 2018 (Accession No. 0001193125-18-315061) and is incorporated herein by reference.

Columbia Funds Series Trust

Columbia Convertible Securities Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund III

Columbia Overseas Value Fund

Columbia Select Global Growth Fund

Columbia Select International Equity Fund

Columbia Select Large Cap Equity Fund

Columbia Select Mid Cap Value Fund

Columbia Short Term Bond Fund

Columbia Small Cap Index Fund

Columbia Funds Series Trust I

Columbia Adaptive Risk Allocation Fund

Columbia Alternative Beta Fund

Columbia AMT-Free Intermediate Muni Bond Fund

Columbia Balanced Fund

Columbia Bond Fund

Columbia Contrarian Core Fund

Columbia Corporate Income Fund

Columbia Disciplined Small Core Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Global Dividend Opportunity Fund

Columbia Global Energy and Natural Resources Fund

Columbia Global Technology Growth Fund

Columbia Greater China Fund

Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R, T, & V)

Columbia Mid Cap Growth Fund

Columbia Multi-Asset Income Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Select Large Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Value Fund I

Columbia Strategic Income Fund

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Funds Series Trust II

Columbia Commodity Strategy Fund

Columbia Contrarian Europe Fund

Columbia Disciplined Core Fund

Columbia Disciplined Growth Fund

Columbia Disciplined Value Fund

Columbia Dividend Opportunity Fund

Columbia Emerging Markets Bond Fund

Columbia Flexible Capital Income Fund

Columbia Floating Rate Fund

Columbia Global Bond Fund

Columbia Global Equity Value Fund

Columbia Global Opportunities Fund

Columbia Government Money Market Fund

Columbia High Yield Bond Fund

Columbia Income Builder Fund

Columbia Income Opportunities Fund

Columbia Inflation Protected Securities Fund

Columbia Large Cap Value Fund

Columbia Limited Duration Credit Fund

Columbia Mortgage Opportunities Fund

Columbia Quality Income Fund

Columbia Select Global Equity Fund

Columbia Select Large Cap Value Fund

Columbia Seligman Communications & Information Fund

Columbia Small/Mid Cap Value Fund

Columbia Strategic Municipal Income Fund